Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.02%
New York–97.17%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$ 1,896,731
Series 2018 A, RB	5.00%	12/15/2048	2,585	2,785,368
Series 2018 B, RB(a)	5.00%	12/15/2033	335	361,540
Series 2018 B, RB(a)	5.00%	12/15/2034	250	269,430
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	90	89,749
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,455	1,317,568
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	339,096
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,908,048
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	15,805	12,796,619
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	321,078
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	426,582
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	584,259
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	370,350
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	369,562
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	210,429
Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,648,428
Series 2022 A, Ref. RB	5.00%	12/01/2052	5,000	5,068,047
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,332,250
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,096,927
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,248,644
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,092,408
Battery Park (City of), NY Authority (Sustainability Bonds); Series 2019, RB	4.00%	11/01/2044	4,000	4,101,378
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,862,801
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,517,447
Series 2020 B, RB	4.00%	11/01/2055	6,400	6,433,896
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,184,834
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	28,765,538
Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	960,349
Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,445,753
Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,346,223
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,481,606
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,546,195
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,551,385
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	883,896
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	148,401
Series 2018, Ref. RB	5.00%	10/01/2033	150	158,729
Series 2018, Ref. RB	5.00%	10/01/2037	500	525,756
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,077,536
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	854,532

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	$300	$ 323,344
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	161,672
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	226,341
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	263,989
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	505,548
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,586,948
Series 2018, RB	5.00%	06/01/2048	2,415	2,485,285
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,742,142
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	558,837
Series 2019, RB	4.00%	07/01/2049	1,300	1,305,682
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	955,065
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,614,071
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,659,046
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	530,863
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,167,898
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,283,317
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,135,298
Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,367,395
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	610	553,083
Series 2021 A, RB	4.00%	06/15/2051	735	628,031
Series 2021 A, RB	4.00%	06/15/2056	530	442,975
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	935	956,728
Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,483,506
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,520,319
Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,261,831
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,592,752
Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	842,691
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,220,594
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB(d)(e)	5.00%	08/01/2022	860	865,419
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,129,197
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,824,828
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	207,008
Series 2014, RB	5.00%	05/01/2039	250	257,821
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	545,739
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	575,479
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,223
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,329
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	160	160,598
Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,521,147
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	883,591
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(f)	5.00%	07/01/2040	1,000	1,055,006
Series 2020 A, Ref. RB(f)	5.00%	07/01/2045	4,550	4,755,835
Series 2020 A, Ref. RB(f)	5.00%	07/01/2051	4,500	4,675,573

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	$1,135	$ 1,242,110
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,042,331
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,162,712
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,268,761
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,336,049
Series 2016 B, RB	4.00%	07/01/2034	6,410	6,435,473
Series 2016 B, RB	5.00%	07/01/2035	2,715	2,856,605
Series 2016 B, RB	5.00%	07/01/2046	25,775	26,853,230
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,406,373
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,465,739
Series 2022, RB	4.00%	07/01/2049	9,370	9,425,269
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,507,105
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	920,134
Series 2017, Ref. RB	5.00%	07/01/2036	840	918,601
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,316,697
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,754,948
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	5,585,389
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,034,844
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,185	1,105,655
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,165	2,119,451
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,001,423
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,275,268
Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	9,144,399
Series 2006 A, RB(c)(f)	0.00%	06/01/2060	200,000	11,540,380
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	320,358
Series 2019, RB(a)	4.00%	06/01/2025	910	945,690
Series 2019, RB(a)	4.00%	06/01/2026	950	995,498
Series 2019, RB(a)	4.00%	06/01/2027	985	1,036,379
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	11,400	12,300,412
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(f)(g)	5.50%	07/01/2044	5,495	5,512,749
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	10,166,727
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,764,947
Series 2014, RB	5.00%	07/01/2034	1,500	1,547,072
Series 2014, RB	5.00%	07/01/2039	1,250	1,284,029
Series 2014, RB	5.00%	07/01/2044	1,000	1,025,430
Series 2017, Ref. RB	5.00%	07/01/2029	475	511,583
Series 2017, Ref. RB	5.00%	07/01/2030	425	455,552
Series 2017, Ref. RB	5.00%	07/01/2031	390	416,493
Series 2017, Ref. RB	5.00%	07/01/2032	700	746,738
Series 2017, Ref. RB	5.00%	07/01/2035	730	775,547
Series 2017, Ref. RB	5.00%	07/01/2036	570	605,102
Series 2017, Ref. RB	5.00%	07/01/2038	650	688,703
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Revenue Ctfs.(h)	5.00%	02/15/2042	26,500	28,388,342

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2038	$11,000	$ 11,851,192
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	16,880,994
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	21,296,613
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	20,000	21,470,196
Series 2017 A, Ref. RB	4.00%	02/15/2044	14,405	14,603,659
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	32,822,190
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	40,575	41,034,447
Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2035	4,500	4,719,191
Series 2021 A, Ref. RB	4.00%	02/15/2036	4,500	4,708,671
Series 2021 A, Ref. RB	4.00%	02/15/2038	8,720	9,073,633
Series 2021 A, Ref. RB	4.00%	02/15/2043	2,095	2,154,197
Series 2021 A, Ref. RB	4.00%	02/15/2044	11,200	11,492,534
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	978,218
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,263,424
Series 2017 A, Ref. RB	4.00%	11/01/2047	555	517,664
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,002,148
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2022	480	485,046
Series 2014, GO Bonds	5.00%	10/15/2023	505	521,523
Series 2014, GO Bonds	5.00%	10/15/2024	530	556,410
Long Island (City of), NY Power Authority;
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	6,635	6,697,695
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	12,910	13,031,989
Series 2012 A, RB	5.00%	09/01/2042	455	458,795
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	12,887,971
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	15,138,291
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,808,175
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	6,860,065
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	13,407,143
Series 2017, RB	5.00%	09/01/2029	750	844,396
Series 2017, RB	5.00%	09/01/2030	1,500	1,685,335
Series 2017, RB	5.00%	09/01/2037	3,405	3,777,210
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	15,529,858
Series 2017, RB	5.00%	09/01/2047	12,925	14,201,004
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	27,583,185
Series 2018, RB	5.00%	09/01/2032	2,815	3,183,626
Series 2018, RB	5.00%	09/01/2036	2,000	2,245,219
Series 2018, RB	5.00%	09/01/2037	7,000	7,847,811
Series 2018, RB	5.00%	09/01/2038	5,000	5,594,944
Series 2018, RB	5.00%	09/01/2039	4,000	4,469,823
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,031,603
Series 2021 A, Ref. RB	5.00%	09/01/2035	2,275	2,613,049
Series 2021 A, Ref. RB	5.00%	09/01/2036	2,000	2,287,265
Series 2021 A, Ref. RB	4.00%	09/01/2037	4,300	4,503,824
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	3,127,584
Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,804,647
Series 2021 A, Ref. RB	4.00%	09/01/2041	2,030	2,109,313
Series 2021 A, Ref. RB	4.00%	09/01/2042	3,000	3,110,640

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB(d)	5.00%	11/01/2028	$3,500	$ 3,552,728
Series 2012 A, Ref. RB	5.00%	11/15/2023	200	202,960
Series 2012 A, Ref. RB	5.00%	11/15/2024	115	116,799
Series 2012 A, Ref. RB	5.00%	11/15/2025	1,335	1,355,861
Series 2012 A, Ref. RB	5.00%	11/15/2026	525	533,204
Series 2012 A, Ref. RB	5.00%	11/15/2027	375	380,782
Series 2012 A, Ref. RB	5.00%	11/15/2028	340	345,164
Series 2012 A, Ref. RB	5.00%	11/15/2031	11,090	11,243,012
Series 2012 B, RB	4.00%	11/15/2030	300	300,481
Series 2012 D, Ref. RB(d)	5.00%	11/15/2026	2,430	2,466,718
Series 2012 D, Ref. RB(d)	5.00%	11/15/2030	17,675	17,942,073
Series 2012 D, Ref. RB(d)	4.00%	11/15/2032	100	101,107
Series 2012 D, Ref. RB(d)	5.00%	11/15/2032	2,150	2,182,487
Series 2012 F, Ref. RB	4.00%	11/15/2023	500	504,302
Series 2012 F, Ref. RB	5.00%	11/15/2024	450	456,163
Series 2012 F, Ref. RB	5.00%	11/15/2026	450	455,895
Series 2012 F, Ref. RB	5.00%	11/15/2030	150	151,917
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,367,869
Series 2012 H, RB	5.00%	11/15/2030	340	344,754
Series 2012 H, RB	5.00%	11/15/2033	940	952,972
Series 2012 H, RB	5.00%	11/15/2042	280	283,864
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,088,277
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,353,376
Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	20,023,162
Series 2015 B, RB	5.25%	11/15/2055	9,000	9,325,434
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	16,676,066
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,959,194
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,453,252
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,060,606
Series 2017 XF0564, Revenue Ctfs.(h)	5.25%	11/15/2057	21,000	22,663,771
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	6,979,216
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2050	23,835	24,017,748
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	25,045,761
Series 2017 B-1, RB	5.25%	11/15/2057	4,505	4,861,919
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	19,869,167
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	27,097,528
Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	1,776,336
Series 2019 A-2, RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	8,508,091
Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	550,632
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	16,213,129
Subseries 2016 B-1, RB	5.00%	11/15/2036	3,955	4,190,178
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,873,268
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(a)	6.50%	12/01/2042	2,110	1,917,418
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,076,497
Series 2015, RB	5.00%	05/01/2031	1,500	1,614,306
Monroe County Industrial Development Corp.; Series 2020-XF0991, Ctfs.(h)	4.00%	07/01/2050	32,600	32,640,858
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	390,802
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	924,024
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,330
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,019,119
Series 2017, RB	5.00%	12/01/2046	5,000	5,228,902

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	$5,700	$ 5,441,935
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	4,455	4,196,246
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	695	696,761
Series 2011, RB	6.00%	06/01/2034	1,495	1,499,105
Series 2014 A, RB	5.00%	06/01/2029	500	521,290
Series 2014 A, RB	5.50%	06/01/2034	960	1,001,607
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,549,151
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	194,285
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,601,965
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,904,157
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,196,560
Series 2020 A, RB	4.00%	07/01/2050	18,950	18,973,750
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(f)	0.00%	06/01/2061	400,000	16,967,320
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,823,887
Series 2016 A, RB	5.00%	11/15/2056	68,245	70,328,151
Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,077,492
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,666,642
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	16,665	18,256,642
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2040	6,050	6,675,189
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	8,510	9,342,818
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	12,765	13,974,752
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	10	9,903
Series 2007 A-F, RB	5.95%	11/01/2022	10	9,950
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	546	397,794
Series 2021, Ref. RB(f)	9.00%	01/01/2041	270	242,113
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	309,168
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,309,893
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	932,041
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	1,000	1,002,148
Series 2006 A-3, RB	5.00%	06/01/2035	750	750,860
Series 2006 A-3, RB	5.13%	06/01/2046	615	615,706
Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	20,236,520
Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	37,623,739
Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,208,696
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,809,576
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,299,801
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(a)(d)(e)	5.00%	06/20/2022	400	400,760
Series 2012, RB	4.00%	01/15/2042	720	720,450
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,394,782
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,458,585
Series 2017 XF0565, Revenue Ctfs.(h)	5.25%	11/15/2056	28,000	30,055,180
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,264,996
Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	10,155,905
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,769,262
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	20,552,983
Series 2019, RB	4.00%	11/01/2041	600	620,966
Series 2019, RB (INS - BAM)(b)	4.00%	11/01/2041	19,400	20,077,900
Series 2019, RB(a)	4.00%	09/01/2043	7,990	8,014,075

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2019, RB(a)	4.00%	11/01/2047	$25,350	$ 25,332,483
Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,996,243
Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,394,800
Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	3,647,078
Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,197,913
Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	8,332,031
Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,148,829
Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	12,475	13,881,819
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,067
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,035
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,734
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,258
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,016
Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,140,005
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,287,562
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,088,643
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,126,551
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	27,320,800
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	20,000	20,718,778
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	661,237
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,553,217
Series 2020 AA-2, RB	4.00%	06/15/2043	5,600	5,796,225
Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	5,850	6,069,178
Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,294,522
Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	4,573,846
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	3,958,124
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,785,669
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,000	12,320,394
Series 2020 D-1, GO Bonds (INS - BAM)(b)	4.00%	03/01/2050	28,830	29,678,435
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	10,308,446
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	8,000	8,259,692
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	15,000	16,716,331
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	350	354,386
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	1,915	1,938,998
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	2,500	2,531,329
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	3,300	3,341,354
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	20,000	21,850,324
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	2,070,435
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	9,829,192
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	966,190
Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	8,267,050
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,955,561
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,599,489
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,535,791
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,704,201
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,552,542
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	6,297,994
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(d)	6.20%	10/01/2022	11,380	11,562,483
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	785	704,937
Series 1998, RB	6.38%	11/01/2028	1,965	1,763,130
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	680	626,190
Series 2005 E-2, RB	6.13%	11/01/2035	2,575	2,038,606
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	3,790	3,735,339

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	$5,170	$ 4,945,697
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	170	170,017
Series 2007 B-1, RB (INS - ACA)(b)	5.25%	07/01/2022	115	115,018
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,760	6,857,804
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB	4.00%	03/01/2045	16,450	15,912,075
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	567,416
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	4,929,437
Series 2019 CC-1, RB	4.00%	06/15/2049	21,450	22,028,421
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	23,385,608
Series 2020 EE, Ref. RB	4.00%	06/15/2042	15,815	16,377,427
Series 2020, Ref. RB	5.00%	06/15/2050	8,500	9,661,155
Series 2022 CC-1, RB	4.00%	06/15/2052	10,055	10,429,133
New York (City of), NY Municipal Water Finance Authority (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,555,276
New York (City of), NY Transitional Finance Authority;
Series 2012 S-1, RB	5.00%	07/15/2037	25,000	25,078,460
Series 2016 S-1, RB	5.00%	07/15/2029	650	709,750
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	5,550,397
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	37,235,114
Series 2018 S-3, RB	5.00%	07/15/2043	885	969,208
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,702,112
Series 2019 B-1, RB	4.00%	11/01/2042	3,925	4,065,443
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	6,040,386
Series 2019, RB	4.00%	11/01/2042	13,070	13,509,698
Series 2020 A-3, RB	4.00%	05/01/2044	11,000	11,330,152
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,052,902
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	3,542,746
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	3,732,835
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,308,021
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,475,529
Series 2020 D, RB	4.00%	11/01/2043	3,075	3,188,190
Series 2020 D, RB	4.00%	11/01/2045	9,000	9,295,596
Series 2020, RB	4.00%	05/01/2042	8,000	8,313,694
Series 2020, RB	4.00%	05/01/2045	2,000	2,065,688
Series 2020, RB	4.00%	05/01/2047	7,000	7,214,780
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2044	30,000	31,046,799
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	4,050,884
Series 2021 E-1, RB	4.00%	02/01/2046	23,305	24,061,478
Series 2022 F-1, RB	5.00%	02/01/2043	10,000	11,511,721
Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,872,104
Series 2022 F-1, RB	5.00%	02/01/2047	4,000	4,574,894
Series 2022, RB	5.00%	02/01/2047	9,955	11,385,768
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2039	10,165	9,181,815
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	1,041,851
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,055,424
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	346,515
Series 2019, Ref. RB	5.00%	12/01/2036	700	805,121
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	1,897,661
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,006,025
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,558,909
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,077,110
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,533,678

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	$1,375	$ 1,590,913
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	1,981,048
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,424,359
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,192,910
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	987,489
New York (City of), NY Water & Sewer System; Series 2018 XF2569, Revenue Ctfs.(h)	5.00%	06/15/2048	20,000	21,881,160
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	204,625
Series 2021 A, RB	4.00%	01/01/2039	275	280,845
Series 2021 A, RB	4.00%	01/01/2040	350	356,862
Series 2021 A, RB	4.00%	01/01/2041	220	223,979
Series 2021 A, RB	4.00%	01/01/2046	725	730,712
Series 2021 A, RB	4.00%	01/01/2051	1,085	1,092,516
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,368
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	23,926,556
Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	1,180	1,151,434
Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,395
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	658,887
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	295,641
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,243,778
Series 2017 A, RB	4.00%	03/15/2046	15,965	15,998,214
Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	11,384
Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,325,120
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,164,087
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,133,447
Series 2018 A, RB	5.00%	07/01/2040	4,835	5,399,884
Series 2019 A, RB	5.00%	10/01/2034	820	914,397
Series 2020 A, Ref. RB	4.00%	03/15/2046	30,485	31,260,965
Series 2020 A, Ref. RB	4.00%	03/15/2047	5,000	5,126,039
Series 2020, RB(h)	4.00%	02/15/2047	40,000	40,946,688
Series 2021 A, Ref. RB	4.00%	03/15/2040	5,750	5,969,776
Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,160,328
Series 2021 A, Ref. RB	4.00%	03/15/2047	50,505	51,843,539
Series 2021 E, Ref. RB	4.00%	03/15/2047	4,575	4,707,788
Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,696,661
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	10,325	8,692,565
Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	4,160	3,655,711
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	692,467
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	683,691
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,276,934
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,345,919
New York (State of) Dormitory Authority (Bid Group 4);
Series 2018 A, RB	5.00%	03/15/2044	33,330	36,332,933
Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,574,619
New York (State of) Dormitory Authority (Bidding Group 3);
Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	6,514,487
Series 2021 E, Ref. RB	3.00%	03/15/2041	11,245	10,000,886
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	852,635
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	431,333
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	431,333
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	852,635

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	$500	$ 500,560
Series 2012 B, RB	5.00%	07/01/2032	260	260,291
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	627,618
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,035
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	816,879
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	904,895
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	677,747
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	145,441
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(d)(e)	5.00%	07/01/2022	300	300,930
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	26,791
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	996,930
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	209,139
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,286,675
Series 2017, Ref. RB	5.00%	07/01/2030	650	714,848
Series 2017, Ref. RB	5.00%	07/01/2031	800	877,737
Series 2017, Ref. RB	5.00%	07/01/2032	750	821,608
Series 2017, Ref. RB	4.00%	07/01/2033	415	423,923
Series 2020, RB	4.00%	07/01/2046	21,120	21,084,548
Series 2020, RB	4.00%	07/01/2050	17,795	17,612,717
Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	8,501,608
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,718,523
Series 2020 D, Ref. RB	4.00%	02/15/2049	20,000	20,440,844
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	7,935	8,115,483
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	157,663
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,911,553
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,203,711
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	3,000	3,009,300
Series 2021 A, RB	5.00%	07/01/2046	500	538,502
Series 2021 A, RB	5.00%	07/01/2051	1,250	1,339,059
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	1,000	1,005,013
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	860	879,553
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	10,150,090
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	7,119,445
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,533,055
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,022,866
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,690,303
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	36,846,880
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,022

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	$145	$ 157,590
Series 2015, Ref. RB	5.00%	07/01/2040	1,955	2,032,888
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,666,344
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,721,406
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,648,908
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,935,614
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,063,797
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,992,401
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,627,211
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,300	3,211,066
Series 2022 A, Ref. RB	4.00%	07/01/2052	5,750	5,519,549
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,244,311
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,274,201
Series 2016 A, RB	4.00%	07/01/2039	625	638,727
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,150,563
Series 2019 A, RB	5.00%	07/01/2042	4,260	4,811,782
Series 2019 A, RB	5.00%	07/01/2049	8,600	9,632,447
Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,816,708
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,589,898
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,542,286
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	435,025
Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,455,352
Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	2,046,108
Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,279,327
Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,809,872
Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,300	1,381,339
Series 2017, Ref. RB(f)	5.00%	12/01/2036	2,100	2,229,604
Series 2017, Ref. RB(f)	5.00%	12/01/2037	800	849,009
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	20,616
Series 2013 A, RB	5.00%	05/01/2029	980	993,101
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	925	980,148
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	1,000	1,059,619
Series 2016, Ref. RB	5.00%	07/01/2039	500	533,209
Series 2016, Ref. RB	5.00%	07/01/2046	500	526,316
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	13,835	13,879,583
Series 2019 A, RB	5.00%	07/01/2049	5,640	6,196,674
New York (State of) Dormitory Authority (Rockefeller University); Series 2020 A, Ref. RB	5.00%	07/01/2053	11,850	13,315,934
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	19,145	21,362,104
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	270	270,848
Series 2012, RB(d)(e)	5.00%	07/01/2022	25	25,079
Series 2012, RB(d)(e)	5.00%	07/01/2022	6,235	6,254,586
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	420,435
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	222,692
Series 2021, RB	5.00%	07/01/2051	750	797,925
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	5,180	5,266,763
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,145,209
Series 2014 A, RB	5.50%	01/01/2044	5,835	5,982,058
Series 2017, RB	5.00%	01/01/2033	2,875	2,988,266
Series 2017, RB	5.00%	01/01/2038	4,045	4,181,992

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	$16,140	$ 12,408,424
Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	19,220,898
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(f)(g)	5.38%	10/01/2042	7,540	6,368,251
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	2,066,458
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	12,192,656
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2034	2,785	2,785,085
Series 2009, RB	5.00%	09/01/2038	5,220	5,219,561
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,350,854
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,091,515
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,302,478
Series 2020 C, RB (CEP - Federal Housing Administration)	4.15%	05/01/2047	12,470	12,513,872
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	12,795	12,837,340
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	115	115,153
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	02/15/2035	2,080	2,083,419
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	311,017
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	15,620	15,831,026
Series 2020 A, Ref. RB	4.00%	11/15/2055	30,155	30,447,914
New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2047	5,000	5,141,115
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2052	11,170	11,437,979
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	10,167,955
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,685,923
Series 2016 A, RB	5.00%	01/01/2046	27,465	29,149,470
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,173,109
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,063,043
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,340,765
Series 2019 B, RB	4.00%	01/01/2045	35,000	35,792,886
Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2045	25,000	25,716,617
Series 2019 B, RB (INS - BAM)(b)	4.00%	01/01/2045	20,000	20,519,764
Series 2020 N, RB	5.00%	01/01/2040	11,555	12,862,204
Series 2020 N, RB	4.00%	01/01/2044	16,465	16,901,497
Series 2021 O, Ref. RB	4.00%	01/01/2040	10,000	10,299,007
Series 2021 O, Ref. RB	4.00%	01/01/2047	7,210	7,328,459
New York (State of) Thruway Authority (Bid Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,678,673
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	15,304,014
New York (State of) Thruway Authority (Group 2);
Series 2020 N, RB	4.00%	01/01/2043	5,000	5,141,238
Series 2021 O, Ref. RB	4.00%	01/01/2048	12,500	12,694,231
New York (State of) Thruway Authority Highway & Bridge Trust Fund; Series 2012 A, RB	5.00%	04/01/2032	4,100	4,112,035
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,270,663
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	1,012,749
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,043,519
New York City Municipal Water Finance Authority; Series 2022-XF1297, RB(h)	4.00%	06/15/2052	35,000	36,302,305
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2022-XF1305, RB(h)	5.00%	02/01/2047	20,500	23,446,334
Series 2022-XX1187, RB(h)(j)	4.00%	05/01/2043	23,055	23,903,650

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	$8,435	$ 9,077,154
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	4,813,412
Series 2016 A, RB	5.00%	11/15/2041	4,220	4,527,982
Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,096,319
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,260	2,260,386
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,231,938
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	910	928,697
Series 2001, RB	5.75%	06/01/2043	8,890	9,072,727
New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,114,609
Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	12,807,476
Series 2010 A, RB(f)	6.25%	06/01/2041	13,700	13,777,772
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,332,845
Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	981,421
Series 2005 S-3, RB(c)	0.00%	06/01/2055	216,195	16,492,111
Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	715,900	25,299,691
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,242,387
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,515	2,650,529
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,505,845
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	14,060,875
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,798,599
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,054,645
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	913,316
New York Liberty Development Corp.; Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	43,150	35,037,925
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	1,505	1,511,504
Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	421,933
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.00%	09/15/2043	5,000	4,444,491
Series 2022, Ref. RB	3.13%	09/15/2050	5,000	4,328,085
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,137,025
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	79,915	94,452,889
Series 2007, RB	5.50%	10/01/2037	11,230	13,729,726
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	12,190,915
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	9,000	9,056,740
New York State Dormitory Authority;
Series 2022-XF1296, RB(h)	4.00%	07/01/2042	29,305	30,619,698
Series 2022-XX1188, RB(h)(j)	5.00%	07/01/2049	25,540	28,606,128
New York State Environmental Facilities Corp; Series 2022-XF1298, RB(h)	5.00%	06/15/2051	14,145	16,416,056
New York State Environmental Facilities Corp.;
Series 2013 A, RB	5.00%	06/15/2032	2,685	2,776,118
Series 2018 XF2586, Revenue Ctfs.(h)	5.00%	06/15/2047	20,000	21,842,672
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	5,474,598
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,105,531
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	20,795,784
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,088,692
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	773,414

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	$20,000	$ 22,021,126
Series 2020 C, Ref. RB	4.00%	03/15/2037	5,100	5,323,715
Series 2020 C, Ref. RB	4.00%	03/15/2045	4,000	4,112,201
Series 2020 C, Ref. RB	5.00%	03/15/2047	10,000	11,158,560
Series 2020, Ref. RB	5.00%	03/15/2043	5,000	5,599,676
New York State Urban Development Corp. (Bidding Group 2);
Series 2021 A, Ref. RB	4.00%	03/15/2039	5,000	5,193,247
Series 2021 A, Ref. RB	3.00%	03/15/2040	16,500	15,010,190
New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,537,047
Series 2021, Ref. RB	4.00%	03/15/2044	5,000	5,145,725
Series 2021, Ref. RB	4.00%	03/15/2046	82,000	84,169,624
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,078,797
Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,336,143
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	6,670	6,670,469
Series 2016, Ref. RB(a)	5.00%	08/01/2031	14,505	14,506,020
Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,993,893
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,565	5,770,193
Series 2018, RB(a)	5.00%	01/01/2036	2,045	2,115,655
New York Transportation Development Corp. (Delta Air Lines, Inc.-LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,365,434
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	11,600	11,677,344
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,522,149
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,945,932
Series 2016 A, RB(a)	5.00%	07/01/2041	36,250	37,573,669
Series 2016 A, RB(a)	5.00%	07/01/2046	22,095	22,856,871
Series 2016 A, RB(a)	5.25%	01/01/2050	4,650	4,846,823
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	8,804,205
New York Transportation Development Corp. (New York State Thruway ); Series 2021, RB(a)	4.00%	10/31/2034	600	605,155
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,647,131
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,741,206
Series 2020, Ref. RB	5.00%	12/01/2034	2,000	2,166,628
Series 2020, Ref. RB	5.00%	12/01/2036	1,610	1,738,483
Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,229,346
Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,231,586
Series 2022, RB(a)	5.00%	12/01/2040	11,000	11,827,386
Series 2022, RB(a)	5.00%	12/01/2041	8,000	8,587,150
Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,354,930
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	2,850	2,790,499
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	788,944
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	749,538
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	840,269
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	806,096
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	771,595
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	285,216
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	967,614
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	2,956,851
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,977,817
Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,357,044
Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	11,621,986

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	$100	$ 105,567
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,120,682
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,233,462
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,284,081
Series 2019, Ref. RB	5.00%	07/01/2032	775	816,421
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,408,087
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,479,036
Series 2019, Ref. RB	4.00%	07/01/2039	760	714,314
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,339,889
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,380,659
Series 2017, Ref. RB	5.00%	05/01/2034	840	890,177
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,211,817
Series 2017, Ref. RB	5.00%	05/01/2040	650	681,375
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	7,055	7,173,401
Series 2019, Ref. RB	5.00%	12/01/2043	18,650	20,883,839
Series 2019, Ref. RB	4.00%	12/01/2049	14,240	14,407,341
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,000	1,003,059
Series 2021, RB	5.00%	07/01/2046	450	485,007
Series 2021, RB	5.00%	07/01/2051	600	643,691
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(b)	5.38%	12/01/2026	1,710	1,715,335
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(b)	5.38%	12/01/2026	4,835	4,851,960
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,010	3,581,338
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,321,415
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,436,291
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,191,835
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,946,740
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	7,389,429
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	11,057,681
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,052,075
Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	9,945,239
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,510	2,516,740
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,549,688
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2036	2,500	2,505,298
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,347,802
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	4.00%	12/15/2046	3,780	3,824,621
Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	5,063,098
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	726,481
Series 2005 A, RB(c)(f)	0.00%	08/15/2045	3,930	1,025,814
Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,434,150
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,820,337
Series 2020 A, RB	4.00%	07/01/2050	1,985	1,981,182
Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	11,258,498
Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,121,451

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021, Ref. RB	5.00%	09/01/2039	$520	$ 572,581
Series 2021, Ref. RB	5.00%	09/01/2041	200	219,517
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(a)(d)(e)	7.25%	06/01/2022	3,290	3,322,900
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,299,459
Series 2012, RB	5.00%	07/01/2031	1,355	1,375,186
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	580,531
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	20	19,975
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	230	214,182
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	5,240	5,247,345
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,015	3,902,793
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	427,953
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	350	323,473
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	40,865	39,456,539
Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,830	5,629,062
Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,760	5,561,475
Series 2016 D-2, RB(f)	5.35%	11/01/2049	3,780	3,649,718
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(k)	5.00%	07/01/2032	3,125	1,546,875
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,824,315
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	405,671
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,542,207
Series 2017 A, RB	5.00%	11/15/2037	4,455	4,875,526
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,656,177
Series 2017 A, RB	5.00%	11/15/2047	17,095	18,506,676
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,073,257
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	9,947,994
Series 2018 XF2587, Revenue Ctfs.(h)	5.00%	11/15/2044	20,000	21,940,346
Series 2019 C, RB	4.00%	11/15/2041	21,500	22,283,578
Series 2022-XF2995, RB(e)(h)	5.00%	05/15/2051	52,685	59,517,481
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2044	3,000	3,291,052
Series 2018 A, RB	5.00%	11/15/2046	10,000	10,945,319
Series 2019 A, RB	5.00%	11/15/2049	17,800	19,656,419
Series 2019 C, RB	4.00%	11/15/2043	1,500	1,548,706
Series 2020 A, RB	5.00%	11/15/2049	25,125	28,197,169
Series 2020 A, RB	4.00%	11/15/2054	5,975	6,053,369
Series 2020 A, RB	5.00%	11/15/2054	4,100	4,582,588
Series 2021 A, RB	5.00%	11/15/2051	19,025	21,413,789
Series 2022 A, Ref. RB	4.00%	05/15/2051	32,600	33,533,997
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	11,146,167
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	14,412,364
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,428,997
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,805,802
Utica (City of), NY; Series 2022, GO Notes	2.00%	01/26/2023	16,785	16,809,830
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	780	673,628
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	433,246
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,163	4,267,891
Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	4,689,658

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	$2,235	$ 1,954,533
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,339,192
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,480,225
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	532,178
Series 2022, Ref. RB	5.00%	01/01/2037	525	553,160
Series 2022, Ref. RB	5.00%	01/01/2041	520	544,213
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,589,091
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,588,399
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,189,701
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,209,797
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,392,305
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	31,301,579
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,554,709
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,343,763
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	936,679
Series 2021 A, RB	4.00%	04/01/2046	1,400	1,425,966
Series 2021 A, RB	4.00%	04/01/2051	3,750	3,804,575
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	5,140	4,328,363
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	431,964
Series 2019 A, RB	5.00%	10/15/2049	640	648,623
Series 2019 A, RB	5.00%	10/15/2054	465	469,539
				4,845,754,399

Puerto Rico–8.38%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15	15,386
Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	42,681,748
Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	30,445,985
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	1,369	1,258,540
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	2,032,200
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,972	3,011,440
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,120,594
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,207,079
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,196,523
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,178,885
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,435,524
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,313,372
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,985,443
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,651,074
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	9
Subseries 2022, RN	0.00%	11/01/2043	14,887	7,722,881
Subseries 2022, RN	0.00%	11/01/2051	65,133	30,042,480
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	8,470	8,737,743
Series 2012 A, RB(d)	5.25%	07/01/2029	1,580	1,584,915
Series 2012 A, RB(d)	6.00%	07/01/2047	3,250	3,262,033
Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,071,228
Series 2022 A, Ref. RB(f)	5.00%	07/01/2037	2,500	2,658,258
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	521,446
Series 2016 E-4, RB(k)	10.00%	07/01/2022	500	501,875

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008, RB(l)	6.30%	07/01/2037	$7,500	$ 118,958
Series 2008, RB(l)	6.15%	07/01/2038	24,895	390,208
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(k)	5.30%	07/02/2035	4,945	5,699,112
Series 2003 G, RB(k)	5.00%	07/01/2033	8,980	4,961,450
Series 2003 G, RB(k)	5.00%	07/01/2042	1,840	1,016,600
Series 2003 H, Ref. RB(k)	5.45%	07/01/2035	1,120	618,800
Series 2003, RB(k)	5.00%	07/03/2028	9,515	1,522,400
Series 2005 K, RB(k)	5.00%	07/01/2027	6,500	3,591,250
Series 2005 K, RB(k)	5.00%	07/01/2030	1,145	632,612
Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,629,083
Series 2005 L, Ref. RB (INS - FGIC)(b)(m)	5.25%	07/01/2030	915	850,950
Series 2007 M, RB(k)	5.00%	07/01/2046	25,000	13,812,500
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,374,310
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	780	808,403
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,490	5,607,781
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	654,253
Series 2012, Ref. RB	5.00%	10/01/2042	200	202,257
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011-06/26/2013; Cost $11,612,300)(g)(k)	5.50%	08/01/2031	11,810	501,936
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,383,045
Series 2018 A-1, RB(c)	0.00%	07/01/2046	28,000	8,519,602
Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	11,233,281
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,442,526
Series 2018 A-1, RB	5.00%	07/01/2058	37,456	38,175,740
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	16,019,981
Series 2019 A-2, RB	4.54%	07/01/2053	976	960,453
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	13,162,983
Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,292,527
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,225,942
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,525,170
Series 2006 Q, RB	5.00%	06/01/2030	24,375	24,194,001
Series 2006 Q, RB	5.00%	06/01/2036	67,190	67,024,229
				417,789,004

Guam–0.19%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	792,324
Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,624,194
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(d)	5.00%	10/01/2023	1,230	1,244,257
Series 2012 A, Ref. RB(d)	5.00%	10/01/2024	1,560	1,578,082
Series 2012 A, Ref. RB(d)	5.00%	10/01/2034	610	617,071
Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,787,109
Series 2014 A, Ref. RB	5.00%	07/01/2029	325	339,556
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	330	332,520
				9,315,113

Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030	4,890	4,578,852
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	245	244,453

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–(continued)
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	$3,980	$ 3,900,914
				8,724,219

Virgin Islands–0.11%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	651,817
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,405	2,422,627
Series 2015, RB(f)	5.00%	09/01/2030	770	821,610
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,599,353
				5,495,407
Total Municipal Obligations (Cost $5,500,333,494)				5,287,078,142

			Shares

Common Stocks & Other Equity Interests–0.04%
New York–0.04%
CMS Liquidating Trust; (Cost $4,483,200)(l)(n)			1,401	1,786,275

TOTAL INVESTMENTS IN SECURITIES(o) –106.06% (Cost $5,504,816,694)				5,288,864,417

FLOATING RATE NOTE OBLIGATIONS–(6.14)%
Notes with interest and fee rates ranging from 1.34% to 1.36% at 05/31/2022 and contractual maturities of collateral ranging from 05/15/2029 to 11/15/2057(p)				(306,145,000)

BORROWINGS–(1.00)%				(49,800,000)

OTHER ASSETS LESS LIABILITIES–1.08%				53,817,675

NET ASSETS–100.00%				$4,986,737,092

Investment Abbreviations:

ACA	-	ACA Financial Guaranty Corp.
AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
CEP	-	Credit Enhancement Provider
Ctfs.	-	‘Certificates
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDR	-	Industrial Development Revenue Bonds
INS	-	Insurer
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corp.
RB	-	Revenue Bonds
Ref.	-	Refunding
RN	-	Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $250,216,555, which represented 5.02% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $12,382,936, which represented less than 1% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $36,445,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $34,405,410, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $470,217,468 are held by TOB Trusts and serve as collateral for the $306,145,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$5,286,568,976	$509,166	$5,287,078,142
Common Stocks & Other Equity Interests	–	–	1,786,275	1,786,275
Total Investments in Securities	–	5,286,568,976	2,295,441	5,288,864,417

Other Investments - Assets
Investments Matured	–	3,020,025	382,202	3,402,227
Total Investments	$–	$5,289,589,001	$2,677,643	$5,292,266,644

Invesco Rochester® New York Municipals Fund